Associates and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2023
Interests In Other Entities [Abstract]
Disclosure of Investments Accounted for Using Equity Method
The detail of investments accounted for by the equity method and the share of (loss)/income of these investments is the following:

	% Holding	Investments accounted for by the equity method		Share of (loss) income of investments accounted for by the equity method
Millions of euros		12/31/2023	12/31/2022	2023	2022	2021
VMED O2 UK Ltd	50%	7,774	10,779	(2,030)	292	(103)
Movistar Prosegur Alarmas	50%	230	252	(22)	(12)	(2)
FiBrasil Infraestructura e Fibra Ótica, S.A.	50%	100	79	(4)	(8)	(3)
Unsere Grüne Glasfaser	50%	97	108	(55)	(64)	(25)
Opal Jvco Limited (nexfibre)	25%	55	55	(32)	26	—
Utiq, S.A.	25%	5	—	—	—	—
Others		4	2	(2)	(4)	1
Joint ventures		8,265	11,275	(2,145)	230	(132)
Daytona Midco, S.L. (Nabiax)	20%	65	120	(1)	(1)	—
Adquira España, S.A.	44.44%	4	4	—	—	—
HoldCo Infraco SpA. (Onnet Fibra Chile)	40%	150	79	7	—	(1)
Alamo HoldCo S.L. (Onnet Fibra Colombia)	40%	14	12	(10)	(15)	—
Internet para todos S.A.C	54.67%	55	55	—	(3)	(5)
Telefónica Factoring España, S.A.	50%	7	7	4	4	3
Telefónica Factoring do Brasil, Ltda.	50%	2	3	1	3	3
Telefónica Factoring Peru, S.A.C.	50%	3	2	1	1	1
Telefónica Factoring Colombia, S.A.	50%	1	1	1	1	1
Telefónica Factoring México,S.A. de C.V.	50%	1	1	—	—	—
Telefónica Factoring Chile, SpA.	50%	1	1	—	—	—
Telefónica Factoring Ecuador, S.A.	50%	—	—	—	—	—
Telefónica Renting, S.A.	50%	1	1	—	—	—
Telefónica Consumer Finance, Establecimiento Financiero de Crédito, S.A.	50%	18	19	1	2	2
Movistar Consumer Finance Colombia SAS	50%	—	2	(21)	(3)	(1)
Others		3	5	—	(2)	2
Associates		325	312	(17)	(13)	5
Total		8,590	11,587	(2,162)	217	(127)
The detail of the movement in investments accounted for by the equity method in 2023 and 2022 is as follows:

Investments accounted for by the equity method	Millions of euros
Balance at 12/31/2021	12,773
Additions	181
Disposals	(12)
Translation differences and other comprehensive income (loss)	(646)
Income (loss)	217
Dividends	(920)
Transfers and others	(6)
Balance at 12/31/2022	11,587
Additions	236
Translation differences and other comprehensive income (loss)	144
(Loss) income	(2,162)
Dividends	(1,218)
Transfers and others	3
Balance at 12/31/2023	8,590

Disclosure of Statement of Financial Position and Income Statement of Joint Ventures
Detail of the main items on the statements of financial position and income statements of VMED O2 UK Ltd

Millions of euros	12/31/2023	12/31/2022
Non current assets	41,697	46,280
Intangible assets	8,379	9,252
Goodwill	20,427	23,508
Property, plant and equipment	10,011	9,816
Other non current assets	2,880	3,704
Current assets	4,758	3,782
Inventories	301	200
Current receivables and other current assets	2,882	2,516
Other current financial assets	567	511
Cash and cash equivalents	1,008	555
Total Assets	46,455	50,062
Non current liabilities	22,136	20,840
Non current financial liabilities	21,061	19,668
Non current lease liabilities	663	725
Other non current liabilities	412	447
Current liabilities	8,591	7,786
Current financial liabilities	4,165	3,248
Current lease liabilities	201	221
Other current liabilities	4,225	4,317
Total Liabilities	30,727	28,626
Equity attributable to non-controlling interests (100% VMO2)	261	—
Equity attributable to equity holders of the parent (100% VMO2)	15,467	21,436
50% Telefónica Group	7,734	10,718
Acquisition costs	61	61
Other adjustments	(21)	—
Investments accounted for by the equity method	7,774	10,779

Millions of euros	January - December 2023	January - December 2022	June - December 2021
Revenues	12,547	12,155	7,223
Other operating income	516	551	290
Operating expenses	(8,632)	(8,305)	(5,063)
Impairment losses in goodwill	(3,572)	—	—
OIBDA	859	4,401	2,450
Depreciation and amortization (1)	(3,685)	(4,170)	(2,395)
Operating income	(2,826)	231	55
Share of income (loss) of investments accounted for by the equity method	2	1	—
Financial income	55	24	27
Financial expenses	(1,436)	(1,020)	(504)
Realised and unrealised gains on derivative instruments, net (2)	(924)	2,567	489
Foreign currency transaction losses, net	677	(1,296)	(367)
Net financial expense	(1,628)	275	(355)
Result before taxation	(4,452)	507	(300)
Income tax	265	(15)	65
Result for the period (100% VMO2)	(4,187)	492	(235)
50% attributable to Telefónica Group	(2,094)	246	(117)
Share-based compensation (3)	8	14	14
Sale of a minority interest in Cornerstone (4)	76	—	—
Other adjustments	(20)	32	—
Share of (loss) income of investments accounted for by the equity method	(2,030)	292	(103)
Other comprehensive income (100% VMO2)	(213)	(113)	68
(1) Includes amortization of the customer relationships recorded after the purchase price allocation, amounting to 985 million euros in 2023 (1,005 million euros in 2022).
(2) VMO2 entered into various derivative instruments to manage interest rate exposure and foreign currency exposure. Generally, VMO2 does not apply hedge accounting to its derivative instruments. Accordingly, changes in the fair values of most of its derivatives are recorded in the finance results of its consolidated income statement.
(3) Amount related to incentive awards held by certain employees of VMO2 associated with ordinary shares of Liberty Global and Telefónica. Share-based compensation expense is included in Operating expenses in the consolidated income statement of VMO2.
(4) In 2023 VMO2 sold a minority interest in its mobile towers joint operation Cornerstone. This amount reflects the change in the Telefónica Group's indirect ownership interest in Cornerstone (from 25% to 16.67%) resulting from the inflow of resources from a third party.
The breakdown of the key financial highlights of Movistar Prosegur Alarmas group for the latest period available at the time of preparation of these consolidated financial statements and the reconciliation with the carrying amount in the Group are as follows:

Millions of euros	12/31/2023	12/31/2022
Assets	391	352
Liabilities	(383)	(346)
Net assets	8	6
Purchase price allocation
Assets	76	136
Liabilities	(20)	(35)
Net assets	56	101
% Holding	50%	50%
Group’s share in equity	32	54
Goodwill	198	198
Carrying amount in the Telefónica Group	230	252

Disclosure Of Purchase Commitments

Millions of euros	2024	2025	2026	2027	2028	Subsequent years	Total
Purchase commitments	664	226	122	107	94	43	1,256
Programming commitments	635	463	456	435	214	—	2,203
Network and connectivity commitments	1,072	160	63	23	14	202	1,534
Other commitments	341	264	251	231	214	290	1,591
Total commitments VMO2 (100%)	2,712	1,113	892	796	536	535	6,584

Disclosure of Breakdown of Balances and Transactions Related to Associates and Joint Ventures Recognized
The breakdown of balances and transactions related to associates and joint ventures recognized with VMO2 in the consolidated statement of financial position and consolidated income statement is as follows:

Millions of euros	12/31/2023	12/31/2022
Receivables and other assets from associates and joint ventures	66	40
Payables and other liabilities to associates and joint ventures	34	5

Millions of euros	January-December 2023	January-December 2022	June-December 2021
Revenue from operations with associates and joint ventures	134	130	103
Expenses from operations with associates and joint ventures	63	63	29

Disclosure of Statement of Financial Position and Income Statement of Associates and Joint Ventures
The breakdown of items related to associates and joint ventures recognized in the consolidated statements of financial position and consolidated income statements is as follows:

	12/31/2023			12/31/2022
Millions of euros	Associates	Joint ventures	Total	Associates	Joint ventures	Total
Credits and other financial assets from associates and joint ventures	263	2	265	217	11	228
Receivables and other assets from associates and joint ventures (Note 14)	91	93	184	66	85	151
Long-term contractual liabilities to associates and joint ventures	44	54	98	82	51	133
Payables and other liabilities to associates and joint ventures (Notes 21 and 22)	103	48	151	72	22	94
Short-term contractual liabilities to associates and joint ventures	15	6	21	7	12	19

	2023			2022			2021
Millions of euros	Associates	Joint ventures	Total	Associates	Joint ventures	Total	Associates	Joint ventures	Total
Revenue from operations with associates and joint ventures	473	223	696	209	251	460	65	263	328
Expenses from operations with associates and joint ventures	279	136	415	199	116	315	86	36	122
Financial revenues with associates and joint ventures	29	1	30	27	1	28	1	—	1
Financial expenses with associates and joint ventures	1	7	8	1	9	10	1	—	1